Other current and non-current liabilities - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Bonuses earned by senior management			€ 24,855
Portion of earn-out payment payable (as a percent)		50.00%	50.00%
Consideration paid in cash		€ 117,686	€ 585	€ 4,224
CGU Thom Browne Korea Ltd.
Disclosure of financial liabilities [line items]
Contingent consideration	€ 18,583	€ 18,991
Consideration paid in cash	€ (7,991)
Forecast | CGU Thom Browne Korea Ltd.
Disclosure of financial liabilities [line items]
Contingent consideration					€ 9,689	€ 9,302